UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Accumulative Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 3.05%
AirTran Holdings, Inc.*	400,000	$7,244,000
Southwest Airlines Co.	2,000,000	35,980,000
UTi Worldwide Inc.	630,000	19,873,350
		63,097,350
Aircraft - 3.67%
Boeing Company (The)	350,000	27,275,500
Rockwell Collins, Inc.	350,000	19,722,500
United Technologies Corporation	500,000	28,985,000
		75,983,000
Aluminum - 0.44%
Alcoa Incorporated	300,000	9,168,000

Business Equipment and Services - 1.54%
Infosys Technologies Limited, ADR	90,000	7,000,650
Omnicom Group Inc.	200,000	16,650,000
VeriFone Holdings, Inc.*	275,000	8,329,750
		31,980,400
Capital Equipment - 0.05%
Dresser-Rand Group Inc.*	40,000	994,000

Chemicals -- Petroleum and Inorganic - 1.33%
du Pont (E.I.) de Nemours and Company	150,000	6,331,500
Monsanto Company	250,000	21,187,500
		27,519,000
Chemicals -- Specialty - 0.55%
Scotts Miracle-Gro Company (The)	250,000	11,440,000

Coal - 0.39%
Foundation Coal Holdings, Inc.	195,000	8,022,300

Communications Equipment - 0.67%
Cisco Systems, Inc.*	300,000	6,502,500
Foundry Networks, Inc.*	250,000	4,538,750
Juniper Networks, Inc.*	150,000	2,867,250
		13,908,500
Computers -- Main and Mini - 0.36%
Hewlett-Packard Company	225,000	7,402,500

Computers -- Micro - 1.95%
Apple Computer, Inc.*	430,000	26,967,450
Dell Inc.*	450,000	13,416,750
		40,384,200
Computers -- Peripherals - 3.99%
Adobe Systems Incorporated	300,000	10,486,500
Microsoft Corporation	2,050,000	55,831,750
SAP Aktiengesellschaft, ADR	300,000	16,296,000
		82,614,250
Cosmetics and Toiletries - 0.21%
Alberto-Culver Company	100,000	4,423,000

Electronic Components - 0.77%
Advanced Micro Devices, Inc.*	480,000	15,916,800

Electronic Instruments - 0.41%
Novellus Systems, Inc.*	350,000	8,401,750

Finance Companies - 3.97%
Fannie Mae	475,000	24,415,000
Freddie Mac	300,000	18,300,000
Primus Guaranty, Ltd.*	290,000	3,233,500
SLM Corporation	700,000	36,358,000
		82,306,500
Food and Related - 0.58%
Campbell Soup Company	100,000	3,240,000
J.M. Smucker Company (The)	220,000	8,734,000
		11,974,000
Health Care -- Drugs - 8.79%
Alcon, Inc.	75,000	7,819,500
Amgen Inc.*	657,900	48,016,831
Endo Pharmaceuticals Holdings Inc.*	225,000	7,375,500
Gilead Sciences, Inc.*	930,000	57,966,900
MedImmune, Inc.*	400,000	14,630,000
Schering-Plough Corporation	700,000	13,293,000
Teva Pharmaceutical Industries Limited, ADR	800,000	32,944,000
		182,045,731
Health Care -- General - 4.50%
Da Vita Inc.*	740,000	44,555,400
St. Jude Medical, Inc.*	550,000	22,550,000
Schein (Henry), Inc.*	545,000	26,070,075
		93,175,475
Hospital Supply and Management - 7.53%
Caremark Rx, Inc.*	450,000	22,131,000
Health Net, Inc.*	350,000	17,787,000
Humana Inc.*	150,000	7,897,500
PSS World Medical, Inc.*	925,000	17,834,000
Triad Hospitals, Inc.*	525,000	21,997,500
UnitedHealth Group Incorporated	600,000	33,516,000
WellPoint, Inc.*	450,000	34,843,500
		156,006,500
Hotels and Gaming - 0.95%
Hilton Hotels Corporation	775,000	19,731,500

Household -- General Products - 2.50%
Colgate-Palmolive Company	625,000	35,687,500
Procter & Gamble Company (The)	280,000	16,133,600
		51,821,100
Insurance -- Property and Casualty - 2.56%
AXIS Capital Holdings Limited	150,000	4,485,000
American International Group, Inc.	175,000	11,565,750
Hartford Financial Services Group Inc. (The)	200,000	16,110,000
St. Paul Companies, Inc. (The)	500,000	20,895,000
		53,055,750
Leisure Time Industry - 0.84%
Walt Disney Company (The)	625,000	17,431,250

Metal Fabrication - 1.23%
Loews Corporation, Carolina Group	225,000	10,635,750
Precision Castparts Corp.	250,000	14,850,000
		25,485,750
Multiple Industry - 6.98%
Altria Group, Inc.	440,000	31,178,400
General Electric Company	1,950,000	67,821,000
Genworth Financial, Inc.	540,000	18,052,200
Las Vegas Sands, Inc.*	484,000	27,423,440
		144,475,040
Petroleum -- Domestic - 1.76%
Equitable Resources, Inc.	1,000,000	36,510,000

Petroleum -- International - 15.08%
Burlington Resources Inc.	1,000,000	91,910,000
ChevronTexaco Corporation	1,800,000	104,346,000
ConocoPhillips	875,000	55,256,250
Exxon Mobil Corporation	1,000,000	60,860,000
		312,372,250
Petroleum -- Services - 6.51%
Patterson-UTI Energy, Inc.	1,450,000	46,334,750
Schlumberger Limited	450,000	56,956,500
Smith International, Inc.	400,000	15,584,000
Transocean Inc.*	200,000	16,060,000
		134,935,250
Railroad - 2.02%
CSX Corporation	425,000	25,415,000
Norfolk Southern Corporation	200,000	10,814,000
Union Pacific Corporation	60,200	5,619,670
		41,848,670
Restaurants - 1.80%
McDonald's Corporation	300,000	10,308,000
P.F. Chang's China Bistro, Inc.*	100,000	4,923,500
YUM! Brands, Inc.	450,000	21,987,000
		37,218,500
Retail -- Food Stores - 3.38%
CVS Corporation	1,150,000	34,350,500
Walgreen Co.	825,000	35,582,250
		69,932,750
Retail -- General Merchandise - 0.50%
Target Corporation	200,000	10,402,000

Security and Commodity Brokers - 2.90%
Legg Mason, Inc.	250,000	31,332,500
Marsh & McLennan Companies, Inc.	460,000	13,505,600
Prudential Financial, Inc.	200,000	15,162,000
		60,000,100
Timesharing and Software - 0.75%
Google Inc., Class A*	40,000	15,451,800

Trucking and Shipping - 1.05%
United Parcel Service, Inc., Class B	275,000	21,829,500

Utilities -- Electric - 1.84%
Exelon Corporation	300,000	15,870,000
NRG Energy, Inc.*	490,000	22,157,800
		38,027,800
Utilities -- Telephone - 0.52%
AT&T Inc.	400,000	10,816,000

TOTAL COMMON STOCKS - 97.92%		$2,028,108,266

(Cost: $1,610,385,052)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.48%
Alcoa Incorporated,
4.85%, 4-3-06
	$10,000	9,997,306

Finance Companies - 0.24%
Prudential Funding LLC,
4.73%, 4-24-06
	4,945	4,930,056

Food and Related - 0.27%
Sara Lee Corporation,
4.85%, 4-5-06
	5,560	5,557,004

Health Care -- Drugs - 0.49%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.76%, 4-12-06
	10,025	10,010,419

Mining - 0.48%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.83%, 4-3-06
	9,995	9,992,318

Total Commercial Paper – 1.96%		40,487,103

Commercial Paper (backed by irrevocable bank letter of credit) - 0.12%
COFCO Capital Corp. (Rabobank Nederland),
4.62%, 4-6-06
	2,500	2,498,396

TOTAL SHORT-TERM SECURITIES - 2.08%		$42,985,499

(Cost: $42,985,499)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,071,093,765

(Cost: $1,653,370,551)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Core Investment Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 6.00%
Boeing Company (The)	1,223,100	$95,316,183
L-3 Communications Holdings, Inc.	513,200	44,027,428
United Technologies Corporation	1,874,500	108,664,765
		248,008,376
Aluminum - 1.02%
Alcoa Incorporated	1,379,500	42,157,520

Beverages - 1.21%
PepsiCo, Inc.	864,100	49,936,339

Capital Equipment - 3.37%
Caterpillar Inc.	1,237,200	88,843,332
Deere & Company	640,500	50,631,525
		139,474,857
Chemicals -- Specialty - 4.11%
Air Products and Chemicals, Inc.	2,531,850	170,115,002

Communications Equipment - 1.15%
Corning Incorporated*	1,769,700	47,622,627

Computers -- Main and Mini - 0.53%
Hewlett-Packard Company	661,700	21,769,930

Computers -- Peripherals - 5.65%
Adobe Systems Incorporated	1,285,800	44,945,139
Electronic Arts Inc.*	759,200	41,539,628
Microsoft Corporation	1,691,100	46,057,108
SAP Aktiengesellschaft, ADR	1,858,900	100,975,448
		233,517,323
Defense - 3.64%
General Dynamics Corporation	2,352,500	150,512,950

Electronic Components - 3.20%
Advanced Micro Devices, Inc.*	1,335,000	44,268,600
Maxim Integrated Products, Inc.	1,302,300	48,386,957
SanDisk Corporation*	369,100	21,197,413
Xilinx, Inc.	724,500	18,460,260
		132,313,230
Finance Companies - 2.08%
SLM Corporation	1,651,400	85,773,716

Food and Related - 2.64%
Campbell Soup Company	1,400,600	45,379,440
Kellogg Company	1,450,600	63,884,424
		109,263,864
Health Care -- Drugs - 1.07%
Novartis AG, Registered Shares (A)	427,700	23,785,717
Roche Holdings AG, Genussschein (A)	136,200	20,278,771
		44,064,488
Health Care -- General - 2.46%
Johnson & Johnson	1,715,800	101,609,676

Hospital Supply and Management - 5.36%
Aetna Inc.	926,280	45,517,399
Caremark Rx, Inc.*	355,100	17,463,818
Medtronic, Inc.	1,280,300	64,975,225
UnitedHealth Group Incorporated	714,600	39,917,556
WellPoint, Inc.*	691,600	53,550,588
		221,424,586
Hotels and Gaming - 2.09%
Marriott International, Inc., Class A	926,200	63,537,320
Starwood Hotels & Resorts Worldwide, Inc.	339,500	22,994,335
		86,531,655
Household -- General Products - 1.60%
Colgate-Palmolive Company	1,159,300	66,196,030

Insurance -- Life - 0.69%
Aflac Incorporated	630,000	28,431,900

Insurance -- Property and Casualty - 4.49%
ACE Limited	1,549,700	80,599,897
Berkshire Hathaway Inc., Class A*	1,163	105,077,050
		185,676,947
Mining - 1.06%
Phelps Dodge Corporation	545,400	43,921,062

Multiple Industry - 9.23%
General Electric Company	4,686,600	162,999,948
Genworth Financial, Inc.	3,106,500	103,850,295
Las Vegas Sands, Inc.*	2,027,450	114,875,317
		381,725,560
Non-Residential Construction - 1.42%
Fluor Corporation	683,350	58,631,430

Petroleum -- Canada - 0.83%
Canadian Natural Resources Limited	315,000	17,447,850
Suncor Energy Inc.	220,900	17,013,718
		34,461,568
Petroleum -- International - 4.49%
Apache Corporation	620,200	40,629,302
Exxon Mobil Corporation	2,384,240	145,104,846
		185,734,148
Petroleum -- Services - 14.04%
Baker Hughes Incorporated	2,196,900	150,267,960
Nabors Industries Ltd.*	950,200	68,015,316
Schlumberger Limited	982,300	124,329,711
Smith International, Inc.	1,317,600	51,333,696
Transocean Inc.*	716,100	57,502,830
Weatherford International Ltd.*	2,822,800	129,143,100
		580,592,613
Railroad - 1.25%
Union Pacific Corporation	555,500	51,855,925

Retail -- Food Stores - 1.40%
Walgreen Co.	1,344,750	57,999,067

Retail -- General Merchandise - 2.03%
Kohl's Corporation*	1,229,100	65,154,591
Target Corporation	363,600	18,910,836
		84,065,427
Retail -- Specialty Stores - 1.60%
Abercrombie & Fitch Co., Class A	305,600	17,816,480
Best Buy Co., Inc.	865,150	48,387,840
		66,204,320
Security and Commodity Brokers - 0.99%
Marsh & McLennan Companies, Inc.	1,398,000	41,045,280

Timesharing and Software - 1.29%
eBay Inc.*	515,600	20,126,446
Yahoo! Inc.*	1,029,600	33,250,932
		53,377,378
Trucking and Shipping - 1.14%
United Parcel Service, Inc., Class B	591,700	46,969,146

Utilities -- Electric - 1.29%
Dominion Resources, Inc.	562,750	38,846,633
NRG Energy, Inc.*	318,200	14,389,004
		53,235,637
Utilities -- Telephone - 1.36%
UBS AG (A)	512,000	56,240,862

TOTAL COMMON STOCKS - 95.78%		$3,960,460,439

(Cost: $2,903,142,561)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.53%
Alcan Aluminum Corp.,
  4.9%, 4-3-06
	$10,000	9,997,278
Alcoa Incorporated,
  4.85%, 4-3-06
	12,000	11,996,767
		21,994,045
Capital Equipment - 0.24%
Deere (John) Capital Corporation,
  4.85%, 4-6-06
	10,000	9,993,264

Finance Companies - 0.65%
Ciesco, LLC,
  4.83%, 4-3-06
	10,000	9,997,317
Prudential Funding LLC,
  4.65%, 4-13-06
	5,000	4,992,250
Three Pillars Funding LLC:
  4.8%, 4-7-06
	7,024	7,018,381
  4.71%, 4-18-06
	5,000	4,988,879
		26,996,827
Food and Related - 0.69%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
  4.84%, 4-18-06
	10,000	9,977,144
Sara Lee Corporation:
  4.81%, 4-4-06
	10,000	9,995,992
  4.76%, 4-6-06
	8,500	8,494,381
		28,467,517
Health Care -- Drugs - 0.24%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
  4.76%, 4-12-06
	10,000	9,985,455

Household -- General Products - 0.37%
Fortune Brands Inc.:
  4.88%, 4-3-06
	10,000	9,997,289
  4.88%, 4-3-06
	5,259	5,257,574
		15,254,863
Mining - 0.12%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
  4.76%, 5-1-06
	5,000	4,980,166

Multiple Industry - 0.20%
Michigan Consolidated Gas Co.,
  4.85%, 4-7-06
	8,029	8,022,510

Retail -- General Merchandise - 0.36%
Federated Retail Holdings, Inc. (Federated Department Stores, Inc.),
  4.87%, 4-3-06
	15,000	14,995,942

Publishing - 0.12%
Gannett Co., Inc.,
  4.66%, 4-18-06
	5,000	4,988,997

Total Commercial Paper - 3.53%		145,679,586

Municipal Obligation - Taxable - 0.22%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
  4.92%, 4-5-06
	9,000	9,000,000

Notes
Health Care -- General - 0.08%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
  4.8%, 4-6-06
	3,335	3,335,000

Retail -- General Merchandise - 0.15%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
  4.9%, 4-3-06
	6,390	6,390,000

Total Notes -- 0.23%		$9,725,000

United States Government Agency Obligations - 0.24%
Overseas Private Investment Corporation:
4.8%, 4-5-06
	5,100	5,100,000
4.8%, 4-5-06
	5,000	5,000,000
		10,100,000

TOTAL SHORT-TERM SECURITIES - 4.22%		$174,504,586

(Cost: $174,504,586)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,134,965,025

(Cost: $3,077,647,147)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside of the United States.

The Investments of Waddell & Reed Advisors Science and Technology Fund
March 31, 2006
COMMON STOCKS	Shares	Value

Broadcasting - 0.44%
WorldSpace, Inc., Class A*	1,550,100	$11,633,500

Business Equipment and Services - 12.46%
CheckFree Corporation*	1,447,600	73,067,610
Cogent, Inc.*	1,117,200	20,400,072
Euronet Worldwide, Inc.*	1,956,950	74,011,849
Global Cash Access, Inc.*	805,400	14,110,608
Headwaters Incorporated*	966,300	38,449,077
Satyam Computer Services (Shanghai) Co., Ltd.	1,457,000	63,758,320
Telvent GIT, S.A.*	1,139,900	15,508,339
VeriFone Holdings, Inc.*	1,019,300	30,874,597
		330,180,472
Communications Equipment - 0.99%
Juniper Networks, Inc.*	1,366,000	26,111,090

Computers -- Main and Mini - 0.99%
Hewlett-Packard Company	796,400	26,201,560

Computers -- Peripherals - 8.67%
Adobe Systems Incorporated	1,498,300	52,373,077
Aspen Technology, Inc.*	3,350,400	42,365,808
Oracle Corporation*	2,049,000	28,061,055
Symbol Technologies, Inc.	7,893,179	83,509,834
Synaptics Incorporated*	1,075,500	23,634,112
		229,943,886
Consumer Electronics - 6.57%
Research In Motion Limited*	2,055,000	174,202,350

Defense - 2.02%
ESCO Technologies Inc.*	1,059,300	53,653,545

Electronic Components - 11.78%
Advanced Micro Devices, Inc.*	1,493,900	49,537,724
Cypress Semiconductor Corporation*	2,313,300	39,210,435
PortalPlayer, Inc.*	1,404,400	31,226,834
Saifun Semiconductors Ltd.*	625,500	19,521,855
Samsung Electronics Co., Ltd. (A)	175,000	113,472,622
SanDisk Corporation*	371,600	21,340,988
Spansion Inc., Class A*	254,030	3,773,616
Volterra Semiconductor Corporation*	1,793,677	34,232,326
		312,316,400
Electronic Instruments - 1.02%
ASML Holding N.V., NY Registery Shares*	1,331,600	27,131,350

Food and Related - 2.81%
Archer Daniels Midland Company	2,211,600	74,420,340

Health Care -- Drugs - 9.14%
Affymetrix, Inc.*	1,447,300	47,645,116
Cephalon, Inc.*	362,700	21,849,048
Endo Pharmaceuticals Holdings Inc.*	525,000	17,209,500
Genzyme Corporation*	1,085,300	73,122,088
Neurocrine Biosciences, Inc.*	1,060,000	68,391,200
Nuvelo, Inc.*	790,300	14,071,291
		242,288,243
Health Care -- General - 2.31%
Advanced Medical Optics, Inc.*	1,260,900	58,808,376
Radiation Therapy Services, Inc.*	95,700	2,436,522
		61,244,898
Hospital Supply and Management - 21.96%
Cerner Corporation*	4,303,033	203,598,006
HealthSouth Corporation*	5,389,100	26,864,663
Triad Hospitals, Inc.*	2,398,700	100,505,530
UnitedHealth Group Incorporated	1,090,000	60,887,400
WellCare Health Plans, Inc.*	2,691,100	122,283,584
WellPoint, Inc.*	876,400	67,859,652
		581,998,835
Multiple Industry - 1.42%
Himax Technologies, Inc., ADR*	2,913,400	25,492,250
Nextest Systems Corporation*	375,900	6,130,929
Technology Investment Capital Corp.	401,543	5,876,582
		37,499,761
Petroleum -- International - 2.58%
Noble Energy, Inc.	1,558,400	68,444,928

Timesharing and Software - 6.92%
Alliance Data Systems Corporation*	3,056,650	142,959,521
Google Inc., Class A*	105,100	40,599,605
		183,559,126
Utilities -- Electric - 0.44%
Plug Power Inc.*	2,354,400	11,724,912

Utilities -- Telephone - 0.96%
ALLTEL Corporation	390,900	25,310,775

TOTAL COMMON STOCKS - 93.48%		$2,477,865,971

(Cost: $1,865,825,778)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 0.46%
Lloyds TSB Bank PLC,
4.78%, 4-5-06
	$8,000	7,995,751
Rabobank USA Financial Corp. (Rabobank Nederland),
4.84%, 4-3-06
	4,156	4,154,882
		12,150,633
Capital Equipment - 0.53%
Deere (John) Capital Corporation:
4.8%, 4-17-06
	4,185	4,176,072
4.84%, 4-20-06
	10,000	9,974,456
		14,150,528
Containers - 0.38%
Bemis Company, Inc.,
4.8%, 4-25-06
	10,000	9,968,000

Finance Companies - 1.20%
Ciesco, LLC,
4.83%, 4-3-06
	10,000	9,997,317
Preferred Receivables Funding Corp.,
4.67%, 4-17-06
	10,000	9,979,244
Prudential Funding LLC:
4.65%, 4-13-06
	5,000	4,992,250
4.73%, 4-24-06
	4,000	3,987,912
Three Pillars Funding LLC,
4.79%, 4-28-06
	3,000	2,989,223
		31,945,946
Food and Related - 0.94%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
4.84%, 4-18-06
	15,000	14,965,717
Sara Lee Corporation,
4.85%, 4-5-06
	10,000	9,994,611
		24,960,328
Household -- General Products - 0.75%
Fortune Brands Inc.,
4.88%, 4-3-06
	20,000	19,994,578

Mining - 0.75%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.83%, 4-3-06
	20,000	19,994,633

Publishing - 0.19%
Gannett Co., Inc.,
4.66%, 4-18-06
	5,000	4,988,997

Retail -- General Merchandise - 0.57%
Federated Retail Holdings, Inc. (Federated Department Stores, Inc.),
4.87%, 4-3-06
	15,000	14,995,942

Utilities -- Telephone - 0.75%
BellSouth Corporation,
4.86%, 4-3-06
	4,829	4,827,696
Verizon Communications Inc.,
4.83%, 4-18-06
	15,000	14,965,788
		19,793,484

TOTAL SHORT-TERM SECURITIES - 6.52%		$172,943,069

(Cost: $172,943,069)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,650,809,040

(Cost: $2,038,768,847)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: May 30, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: May 30, 2006